CITY NATIONAL LOAN FUND, INC.

                               Semi-annual Report

                                  June 30, 2000

                                   ----------

                                Table of Contents

Statement of Assets and Liabilities........................................... 2

Statement of Operations....................................................... 2

Statement of Change in Net Assets............................................. 3

Statement of Cash Flows....................................................... 3

Financial Highlights.......................................................... 4

Notes to Unaudited Financial Statements....................................... 5

Portfolio of Investments...................................................... 8

                               CN LOAN FUND, INC.
                       STATEMENT OF ASSETS AND LIABILITIES
                               AS OF JUNE 30, 2000

ASSETS:
Investments in securities at value
   (Cost $2,081,171,309)                                        $ 2,080,552,848
Cash                                                                     47,305
Receivables:
 Interest receivable                                                 15,346,188
 Interest receivable from servicer                                   10,651,752
 Principal paydowns receivable from servicer                         34,534,547
Prepaid expenses                                                         48,030
                                                                ---------------
 Total assets                                                     2,141,180,670
                                                                ---------------
LIABILITIES:
Accrued expense                                                          21,670
Accounts payable                                                         89,531
Due to brokers for securities purchased                              49,226,150
                                                                ---------------
 Total liabilities                                                   49,337,351
                                                                ---------------
NET ASSETS                                                      $ 2,091,843,319
                                                                ===============
Net Assets Consist of:
 Par value                                                             $205,465
 Paid in capital                                                  2,054,444,261
 Undistributed net investment income                                 37,812,054
 Net unrealized depreciation of investments                            (618,461)
                                                                ---------------
Net assets (21,200,000 shares authorized;
   20,546,496 shares outstanding)                               $ 2,091,843,319
                                                                ===============
Net asset value per share                                               $101.81
                                                                        =======

            See Accompanying Notes to Unaudited Financial Statements

                               CN LOAN FUND, INC.
                          STATEMENT OF INCOME AND LOSS
                       FOR THE PERIOD FROM APRIL 12, 2000
                 (COMMENCEMENT OF OPERATIONS) TO JUNE 30, 2000

Interest income, net of servicing expense                          $ 38,019,718

EXPENSES:
Loan servicing                                                          141,491
Fund accounting                                                          26,333
Custody fees                                                             18,200
Directors fees                                                            3,000
Insurance                                                                 2,140
Legal fees                                                               16,500
                                                                   ------------
 Total operating expenses                                               207,664
                                                                   ------------
Net investment income                                                37,812,054
Unrealized depreciation of investments                                 (618,461)
                                                                   ------------
Net increase in net assets resulting from operations               $ 37,193,593
                                                                   ============

            See Accompanying Notes to Unaudited Financial Statements

                               CN LOAN FUND, INC.
                       STATEMENT OF CHANGES IN NET ASSETS
                       FOR THE PERIOD FROM APRIL 12, 2000
                 (COMMENCEMENT OF OPERATIONS) TO JUNE 30, 2000

INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income                                           $    37,812,054
Change in unrealized depreciation on investments                       (618,461)
                                                                ---------------
     Net increase in net assets resulting from operations            37,193,593

CAPITAL SHARE TRANSACTIONS
Shares issued                                                     2,054,649,726
Shares redeemed                                                          (1,000)
                                                                ---------------
     Total increase in net assets                                 2,054,648,726

Net assets, beginning of period                                           1,000
                                                                ---------------
Net assets, end of period (including undistributed
         net investment income of $37,812,054)                  $ 2,091,843,319
                                                                ===============

            See Accompanying Notes to Unaudited Financial Statements

                               CN LOAN FUND, INC.
                             STATEMENT OF CASH FLOWS
                          FOR THE PERIOD FROM APRIL 12
                  (COMMENCEMENT OF OPERATIONS)TO JUNE 30, 2000

CASH FROM OPERATING ACTIVITIES:
Net investment income                                             $  37,812,054
Increase in interest receivables                                    (17,514,713)
Increase in other liabilities                                           111,203
Increase in prepaid expenses                                            (48,030)
Purchases of securities                                            (196,437,632)
Maturities of securities                                            120,000,000
Principal payments                                                   51,124,423
                                                                  -------------
     Net cash (used) by operating activities                         (4,952,695)

CASH FROM FINANCING ACTIVITIES
Proceeds from shares offered                                          5,000,000
Fund shares redeemed                                                     (1,000)
                                                                  -------------
   Net cash provided by financing activities                          4,999,000
                                                                  -------------
Net increase in cash and cash equivalents                                46,305

Beginning cash and cash equivalents                                       1,000
                                                                  -------------
Ending cash and cash equivalents                                  $      47,305
                                                                  =============

            See Accompanying Notes to Unaudited Financial Statements

                               CN LOAN FUND, INC.
                              FINANCIAL HIGHLIGHTS
                FOR THE PERIOD FROM APRIL 12, 2000 (COMMENCEMENT
                         OF OPERATIONS) TO JUNE 30, 2000

Net asset value, beginning of period                                   $100.00

Net investment income                                                     1.84
Net realized and unrealized loss on investments                           (.03)
                                                                       -------
Increase in net asset value from operations                               1.81
                                                                       -------
Net asset value, end of period                                         $101.81
                                                                       =======

Total return                                                              1.81%

Net assets, end of period (In 000's)                             $   2,091,843

Ratios to average net assets
         Expenses*                                                        0.05%
         Net investment income*                                           8.34%
         Portfolio turnover rate                                          3.00%

Shares outstanding, end of period (In 000's)                            20,546

*Annualized

            See Accompanying Notes to Unaudited Financial Statements

CN Loan Fund, Inc.
Notes to Unaudited Financial Statements

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

CN Loan Fund, Inc. (the "Fund") is a wholly owned subsidiary of City National Bank (CNB), which is a wholly owned subsidiary of City National Corporation.

The Fund is registered under the Investment Company Act of 1940, as amended, as a non-diversified, closed-end, investment company. The Fund invests in agency securities, commercial real estate mortgages, construction loans, grantor trusts holding commercial real estate mortgages and single family residential first trust deeds as well as loans which are exempt from registration under the Securities Act of 1933, but contain certain restrictions on resale and cannot be sold publicly. These loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the Prime Rate of a U.S. bank specified in the credit agreement or the London Inter-Bank Offered Rate ("LIBOR"). The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

A. LOAN AND OTHER SECURITY VALUATION. The Fund will use market quotes to value its loan holdings when the Fund believes that multiple and reliable market quotes are available and reflect current value. Loans that cannot be valued based on market quotes, are valued using the Fund's valuation procedures, which ascertain the current value of a loan based on fundamental analysis. In valuing a loan, the Manager will consider, among other factors:

            (i)   the creditworthiness of the issuer;

            (ii) the current interest rate, period until next interest rate reset and maturity date of the senior corporate loan;

            (iii) recent market prices for similar loans, if any;

            (iv) recent prices in the market for instruments with similar quality, rate, period until next interest rate reset, maturity, terms and conditions.

      The Manager may also consider prices or quotations, if any, provided by banks, dealers or pricing services which may represent the prices at which secondary market transactions in the loans held by the Fund have or could have occurred. However, because the secondary market in loans has not yet fully developed, the Manager will not rely solely on such prices or quotations. Debt securities traded in the over-the-counter market are valued based on broker quotations. Securities other than loans for which reliable quotations are not readily available and investments in grantor trusts will be valued at their respective fair values as determined in good faith by, or under procedures established by, the Board of Directors of the Fund. Investments in securities maturing in less than 60 days are valued at amortized cost, which, when combined with accrued interest, approximates market value.

B. FEDERAL INCOME TAXES. It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable

CN Loan Fund, Inc.
Notes to Unaudited Financial Statements

      income to its shareholders. Therefore, no federal income tax provision is required.

C. SECURITY TRANSACTIONS AND REVENUE RECOGNITION. Security transactions are accounted for on trade date (date the order to buy or sell is executed). Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is recorded on an accrual basis at the then current loan rate. The accrual of interest on loans is discontinued when, in the opinion of management, there is an indication that the borrower may be unable to meet payments as they become due. Upon such discontinuance, all unpaid accrued interest is reversed. Cash collections on nonaccrual loans are generally applied as a reduction to the recorded investment of the loan. Loans are returned to accrual status only after all past due amounts have been received and the borrower has demonstrated sustained performance. Arrangement fees, which represent non-refundable fees associated with the acquisition of loans, are deferred and recognized ratably over the actual term of the loan. No such fees are recognized on loans which have been placed on non-accrual status.

D. DISTRIBUTION POLICIES. The Fund will distribute substantially all of Its taxable income to its shareholders at least once a year before December 31.

E. USE OF ESTIMATES. Management of the Fund has made certain estimates and assumptions relating to the reporting of assets, liabilities, revenues, expenses and contingencies to prepare these financial statements in conformity with generally accepted accounting principles. Actual results could differ from these estimates.

NOTE 2 -- INVESTMENTS

At June 30, 2000, the Fund held loans and grantor trusts holding title to loans valued at $1,454,886,000 representing 69.9% of its total investments. The market value of these securities can only be established by negotiation between parties in a sales transaction. Due to the uncertainty inherent in the valuation process, the fair values as determined may materially differ from the market values that would have been used had a ready market for these securities existed.

NOTE 3 -- SIGNIFICANT TRANSACTIONS

On April 12, 2000, CNB purchased 10,569,105 shares of the Fund in exchange for cash of $5,000,000 and securities and loans with a fair value of $1,046,557,758. On April 12, 2000, simultaneous with the prior transaction, CNB's wholly owned affiliate, CN Special Holdings LLC purchased 9,977,391 shares of the Fund in exchange for its 100% ownership in four grantor trusts holding title to pools of loans with a fair value of $997,739,100. On April 21, 2000 CN Special Holdings distributed all of its shares in the Fund to CNB.

NOTE 4 -- AFFILIATED TRANSACTIONS

The Fund is managed by Heng Chen, Executive Vice President - Finance, CNB. There is no fee charged for the management of the Fund.

CN Loan Fund, Inc.
Notes to Unaudited Financial Statements

The Fund has entered into a Fund Accounting Agreement with CNB whereby CNB will maintain books and records and perform accounting services for the Fund. The fee charged by CNB under this agreement is $10,000 per month.

The Fund has entered into a custodian contract with CNB for asset custodial services. The Fund agreed to pay CNB a fee of 0.003% per year for the first $25,000,000 of securities and 0.0015% per year for securities held in excess of $25,000,000.

Since the initial contribution of assets to the Fund, there have been no additional purchases or sales of securities between the Fund and CNB.

In accordance with Section 23(c) of the Investment Company Act of 1940, and Rule 23c-1 under the Investment Company Act of 1940, the Fund may from time to time purchase shares of common stock of the Fund in the open market, in privately negotiated transactions.

                             SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                          Principal
                                                            Amount       Value
Industry/Borrower                             TYPE/YIELD    (000's)     (000's)
--------------------------------------------------------------------------------

LOANS (23.6%)
Business services (0.40%)
     LAMAR MEDIA CORP.                          REVOLVER        625         619
     LAMAR MEDIA CORP.                          TERM LOAN     7,813       7,734
                                                              -----       -----
     Business services total                                  8,438       8,353

Chemicals and allied products (0.39%)
     EXPRESS SCRIPTS INC.                       REVOLVER        897         889
     EXPRESS SCRIPTS INC.                       TERM LOAN     7,308       7,239
                                                              -----       -----
     Chemicals and allied products total                      8,205       8,128

Communications (4.73%)
     AMFM OPERATING, INC.                       REVOLVER        727         723
     AMFM OPERATING, INC.                       TERM LOAN    12,188      12,127
     CHARTER COMMUNICATIONS, LP                 REVOLVER      3,447       3,386
     CHARTER COMMUNICATIONS, LP                 TERM LOAN     6,667       6,550
     CROWN ATLANTIC HOLDING, LLC                REVOLVER      7,200       7,164
     DOBSON OPERATING COMPANY                   TERM LOAN     5,385       5,351
     FALCON HOLDING                             REVOLVER      9,582       9,391
     FALCON HOLDING                             TERM LOAN     3,485       3,416
     FISHER COMPANIES, INC                      REVOLVER      1,980       1,960
     FISHER COMPANIES, INC                      TERM LOAN     7,678       7,601
     INSIGHT COMMUNICATIONS                     REVOLVER        109         107
     INSIGHT COMMUNICATIONS                     TERM LOAN     8,182       8,018
     INTERNATIONAL MEDIA GROUP                  TERM LOAN    13,433      13,298
     PENTON MEDIA INC.                          TERM LOAN     6,324       6,324
     PINNACLE TOWERS, INC.                      REVOLVER      1,061       1,051
     PINNACLE TOWERS, INC.                      TERM LOAN     3,472       3,438
     UMDA CABLE SYSTEMS, INC.                   REVOLVER     11,842      11,724
     VOICESTREAM PCS HOLDINGS                   TERM LOAN     4,000       3,840
     Element K Press, LLC                       REVOLVER      6,818       6,750
                                                            -------     -------
     Communications Total                                   113,580     112,219

Eating and drinking places (0.46%)
     DOMINO'S PIZZA INC.                        TERM LOAN     3,006       3,002
     TRICON GLOBAL RESTAURANT                   REVOLVER      1,769       1,706
     TRICON GLOBAL RESTAURANT                   TERM LOAN     5,099       4,916
                                                              -----       -----
     Eating and drinking places total                         9,874       9,624

Electric, gas, and sanitary services (0.16%)
     WASTE CONNECTIONS, INC.                    REVOLVER      3,472       3,437

Fabricated metal products (0.35%)
     NCI, INC.                                  REVOLVER      3,875       3,788
     NCI, INC.                                  TERM LOAN     3,594       3,513
                                                              -----       -----
     Fabricated metal products total                          7,469       7,301

Food and kindred products (0.55%)
     DEL MONTE                                  REVOLVER      3,273       3,224
     DEL MONTE                                  TERM LOAN     3,098       3,052
     INTERNATIONAL HOME FOODS                   TERM LOAN     5,320       5,267
                                                             ------      ------
     Food and kindred products total                         11,691      11,543

Furniture and fixtures (0.15%)
     SEALY MATTRESS COMPANY                     TERM LOAN     3,217       3,185

                             SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                          Principal
                                                            Amount       Value
Industry/Borrower                             TYPE/YIELD    (000's)     (000's)
--------------------------------------------------------------------------------

Health services (0.14%)
     CHARLES RIVER LABORATORY                   TERM LOAN     2,857       2,829

Holding and other investment offices (0.05%)
     NATIONAL GOLF OPERATING PARTNERSHIP L.P.
                                                REVOLVER      1,000         985

Industrial machinery and equipment (0.35%)
     ANTHONY CRANE RENTAL, LP                   REVOLVER      7,555       7,253

Instruments and related products (0.32%)
     STRYKER CORPORATION                        TERM LOAN     6,645       6,595

Printing and publishing (0.70%)
     CANON/ABBY/CHEMICAL WEEK                   REVOLVER        680         673
     CANON/ABBY/CHEMICAL WEEK                   TERM LOAN     7,200       7,128
     JOURNAL REGISTER COMPANY                   REVOLVER      3,246       3,149
     JOURNAL REGISTER COMPANY                   TERM LOAN     3,750       3,638
                                                             ------      ------
     Printing and publishing total                           14,876      14,588

Real estate loans (12.57%)
     5430 GLENDALE, LLC                          8.23%       12,908      12,670
     664 COMPANY                                 6.75%        3,407       3,344
     A J WEST RANCH LLC                         10.50%        1,257       1,257
     AHS TRINITY INC                            10.00%        5,052       5,052
     AHWATUKEE HILLS BUILDERS                   10.50%        1,924       1,924
     AIRPORT DISTRIBUTION PARTNERSHIP            9.69%        7,127       7,127
     AIRPORT INTERCHANGE BUS                    10.50%        4,596       4,596
     ARMOUR PROPERTIES CV, LLC                   8.29%        7,843       7,843
     AVCH PARTNERSHIP                            9.50%       10,000      10,000
     BEAUMONT STORAGE PARTNER                    8.93%        2,300       2,257
     BIXBY LAND COMPANY                          9.41%        8,148       8,148
     BIXBY RANCH CO                              9.33%       32,893      32,893
     BRENTWOOD PLACE LTD                         9.31%       14,273      14,273
     CARSON HOMES LLC                           10.25%        1,126       1,126
     CLAIRMONT PROPERTIES LLC                    8.25%        3,504       3,440
     CORONA VILLAGE LLC                         10.50%        7,073       7,073
     EXTRA SPACE                                10.00%        4,073       4,073
     FEDERAL STORAGE                             8.00%        4,700       4,614
     FOX HILLS CANTERBURY CO                     7.68%        8,280       7,876
     FRANKLIN AVENUE PROPERTI                   10.50%        3,449       3,449
     HELGA 1999, LLC                            10.50%        1,585       1,585
     IMPERIAL MARKET INVESTOR                    8.50%        3,245       3,185
     IRVINE OFFICE VENTURE                       9.38%        3,381       3,381
     LINCOLN                                    10.25%        3,562       3,562
     MAIN STREET PLAZA INC                       7.37%        5,859       5,751
     MALIBU CROSS CREEK                          8.00%        7,163       7,163
     MARINA COVE LTD                             7.50%        7,042       6,913
     MARKETPLACE COVINA, LP                      9.56%        5,712       5,712
     MASON WAY PARTNERS                         10.75%        1,792       1,792
     MEADOWS SOUTH CO., 11                       7.68%        2,040       1,941
     METROPOLITAN INVESTMENTS                   10.50%        2,850       2,850
     MIRALOMA PROPERTIES, LLC                   10.40%       10,362      10,264
     MISSION GROVE PLAZA LP                      7.75%        4,189       4,112
     M-O INLAND EMPIRE-CHINO, LLC               10.50%        2,914       2,914

                             SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                          Principal
                                                            Amount       Value
Industry/Borrower                             TYPE/YIELD    (000's)     (000's)
--------------------------------------------------------------------------------
     NEXUS SCRIPPS, LLC                         10.00%        6,901       6,901
     O B H CORP                                  9.18%       10,936      10,936
     ORANGE VILLA SHOPPING                       9.25%       10,500      10,500
     PASEO VILLAS LLC                            9.69%       12,600      12,600
     RBE ROSCOE WOODLEY PHASE 2 LLC              9.50%        6,815       6,815
     SANTA ANA INVESTMENTS                       7.87%        5,971       5,908
     SEPULVEDA GROUP, LLC                        8.77%        6,782       6,694
     SHOWPROP DOWNEY, LLC                        7.25%        4,705       4,705
     SLAUSON DISTRIBUTION CTR                    8.78%       19,577      19,577
     TYS ONTARIO COMPANY LLC                    10.25%        1,549       1,549
     VENTURA STORAGE PARTNERS                   10.25%        1,575       1,575
     WFB INVESTMNT                               8.05%        4,030       4,030
                                                            -------     -------
     Real estate total                                      297,570     295,950

Rubber and miscellaneous plastics products (0.10%)
     FORMICA CORPORATION                        REVOLVER        666         660
     FORMICA CORPORATION                        TERM LOAN     1,389       1,375
                                                              -----       -----
     Rubber & miscellaneous plastics products total           2,055       2,035

Total loans (Cost $495,127)                                $498,504    $494,025

--------------------------------------------------------------------------------

Grantor trusts (46.0%)
City National, Trust 2000-1 comprised of
   243 commercial real estate loans with
   average weighted interest rate of 8.94%
   and average maturity of May, 2008                        244,702     244,702
City National, Trust 2000-2 comprised of
   253 commercial real estate loans with
    average weighted interest rate of 8.15%
    and average maturity of September, 2009)                366,408     359,675
City National, Trust 2000-3 comprised of
   539 single family first trust deed loans
    with average weighted interest rate of
    7.32% and average maturity of January, 2028             314,680     307,922
City National, Trust 2000-4 comprised of
    53 single family first trust deed loans
    with average weighted interest rate of
    7.55% and average maturity of January, 2025              49,371      48,562
                                                           --------     -------

Total grantor trusts (Cost $961,256)                       $975,161     $960,861

--------------------------------------------------------------------------------

US GOVERNMENT AGENCY DEBT OBLIGATIONS (29.9%)

AGENCY DEBT OBLIGATION
    FNMA callable notes
         6.040%,  05/14/2003                                 30,000       29,175

    FNLB callable notes
         6.155%,  05/25/2005                                 10,000        9,563
         7.280%,  08/23/2004                                 25,000       24,773
                                                             ------       ------
         TOTAL FNMA callable notes                           35,000       34,336

                             SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                          Principal
                                                            Amount       Value
Industry/Borrower                             TYPE/YIELD    (000's)     (000's)
--------------------------------------------------------------------------------
    FNMA discount notes
         7/06/2000                                           75,000       74,936
         7/19/2000                                           26,500       26,415
         8/31/2000                                           25,000       24,742
         9/20/2000                                           23,000       22,662
                                                            -------      -------
         Total FNMA discount notes                          149,500      148,755

    FREDDIE MAC discount notes
         7/18/2000                                           51,250       51,095
         7/25/2000                                           50,000       49,784
         9/14/2000                                           47,507       46,867
                                                            -------      -------
         Total Freddie Mac discount notes                   148,757      147,746


    FREDDIE MAC callable notes
         5.850%,  04/30/2004                                 25,000       23,922
         6.800%,  07/27/2005                                 25,000       24,359
                                                             ------       ------
         Total Freddie Mac callable notes                    50,000       48,281

    GNMA mortgage backed securities
         8.000%,  10/15/2027                                  1,803        1,826
         7.000%,  11/15/2027                                  1,339        1,303
         7.500%,  11/15/2027                                    779          774
         8.000%,  11/15/2027                                  2,105        2,132
         7.500%,  11/20/2027                                  1,436        1,419
         7.000%,  02/15/2028                                  2,262        2,200
         6.500%,  06/15/2028                                  1,929        1,831
         7.000%,  06/15/2028                                  2,977        2,896
         6.500%,  08/20/2028                                 22,331       21,079
         7.000%,  08/20/2028                                 20,111       19,452
         6.500%,  11/20/2028                                 27,007       25,493
         7.000%,  04/15/2029                                  3,169        3,082
         6.000%,  04/20/2029                                  2,900        2,657
                                                             ------       ------
         Total GNMA mortgage backed securities               90,148       86,144

    FNMA mortgaged back securities
         6.50%,  05/01/2013                                   1,216        1,173
         7.00%,  02/01/2028                                   1,116        1,078
         6.50%,  01/01/2029                                   5,250        4,812
                                                              -----        -----
         Total FNMA mortgage backed securities                7,582        7,063

    FHLMC mortgage backed securities
         6.50%,  11/01/2018                                  22,433       21,408

    FHLMC REMIC CMO
         7.000%,  12/15/2028                                 18,363       17,250
         6.000%,  01/15/2029                                 18,744       17,263
         7.000%,  03/25/2025                                 10,747       10,565
         6.500%,  04/15/2025                                 24,367       23,511
         7.000%,  02/25/2020                                  7,099        6,932

                             SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                          Principal
                                                            Amount       Value
Industry/Borrower                             TYPE/YIELD    (000's)     (000's)
--------------------------------------------------------------------------------
         7.500%,  09/16/2027                                  8,235        8,216
         6.500%,  01/15/2029                                 20,839       19,022
                                                             ------      -------
         Total FHLMC REMIC CMO                              108,394      102,759

TOTAL U.S. GOVERNMENT AGENCY DEBT OBLIGATIONS
    (Cost $576,011)                                         641,814      625,667

--------------------------------------------------------------------------------

Total investments (Cost $2,081,171) (99.5%)                            2,080,553
Other assets and liabilities, net (0.5%)                                  11,290
                                                                       ---------
Net Assets (100.0%)                                                    2,091,843
                                                                       =========

Tax Cost of Securities                                                $2,107,626
                                                                      ==========

Gross appreciation on securities                                             -0-
Gross depreciation on securities                                         618,461
                                                                         -------
Net depreciation on securities                                        $  618,461
                                                                      ==========